(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
March 31, 2002


CMA Pennsylvania
Municipal Money Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Pennsylvania Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



To Our Shareholders:


For the year ended March 31, 2002, CMA Pennsylvania Municipal Money Fund paid shareholders a net annualized yield of 1.71%.* As of March 31, 2002, the Fund's 7-day yield was 0.93%.


Economic Environment
Economic growth in the commonwealth of Pennsylvania continued to decelerate for a majority of the year ended March 31, 2002. Consequently, the pace of employment growth in nearly all industries slowed. Most troubling was the drop in services employment growth, which had been boosting overall economic activity in the commonwealth. In addition, Pennsylvania manufacturers faced both cyclical and structural factors that prompted them to cut payrolls in the face of decreasing demand and narrow profit margins. For the 12-month period ended November 2001, manufacturing employment statewide was down 5.1% with the overwhelming majority of the decrease concentrated in durable goods manufacturing. Consequently, while Philadelphia's more diversified industrial base provides some buffers for its economy, it too has experienced some large losses including the restructuring at Unisys Corporation, the closing of a 3M Company plant and the Boeing Company's elimination of 1,500 jobs because of weakening orders. This downturn in manufacturing and sluggish employment growth led to a noticeable increase in the commonwealth's unemployment rate. Pennsylvania's seasonally adjusted unemployment rate, which began the year at 4.4%, rose to 5.6% by February 2002.

The commonwealth's high-tech industries were also hard hit during the past year, having eliminated more than 5,000 jobs. However, unlike Pennsylvania's old-line manufacturing jobs, pharmaceuticals and electrical equipment industries are expected to be long-term drivers of growth for the commonwealth once economic activity picks up. Although the tragic events of September 11, 2001 did cause Pennsylvania's economy to remain in a mild recession for the first quarter of 2002, the commonwealth's economy did fare better than a majority of the nation. As the period ended, employment was falling less severely and joblessness was rising less rapidly. In addition, while the decline in air transportation paralleled national trends, Pennsylvania's other service producing industries continued to expand and the erosion in manufacturing payrolls was more moderate than at the national level. This was reflected in the region's Business Outlook Survey, which rose for the third consecutive month in March. According to the survey, indicators for general activity, new orders and shipments all showed improvement. Lastly, firms showed more optimism about growth for the next six months with many anticipating an expansion in production and employment.



*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Investment Strategy
CMA Pennsylvania Municipal Money Fund began the first half of the year ended March 31, 2002 in pursuit of a more bullish position given the sustained weakness of the US economy. For the majority of the period, evidence that the domestic economy was weaker than expected forced the Federal Reserve Board to continue to aggressively ease monetary policy. Early in the period, at an intermeeting move on April 18, 2001, the Federal Reserve Board, which had already eased monetary policy by 150 basis points (1.50%), cut the Federal Funds rate by another 50 basis points. However, in contrast to the previous six months, the traditional increase in short-term tax-exempt issuance did provide some attractive opportunities to work toward our desired position. Consequently, most of our purchases were done early in the period as expectations of further interest rate cuts remained high. At the May 15, 2001 Federal Open Market Committee meeting, the Federal Funds rate was lowered once again by 50 basis points. During this time, we continued to seek out prudent opportunities to maintain a more bullish position. Although weakness persisted as the first half of the period ended, the tone of economic data began to suggest that the US economy might be hitting bottom. This was reflected in the Federal Reserve Board's decision to scale back cuts in the Federal Funds rate to 25 basis points at both its June 27, 2001 and August 21, 2001 meetings. Given that the Federal Reserve Board had significantly lowered interest rates, it was our opinion that a majority of the easing had been done. Consequently, we did not expect to remain as aggressive in lieu of the economic recovery expected early in the first quarter of 2002. On September 11, 2001, the US economy and financial markets were dealt a tremendous setback as a result of terrorist attacks on the World Trade Center and the Pentagon. Because we believed that these events would both deepen and prolong the current economic slowdown, we looked to maintain a relatively bullish position for the near term.

As the second half of the period began, the US economy continued to deteriorate because of the fallout from the terrorist attacks. The Federal Reserve Board responded quickly, lowering the Federal Funds rate a total of 100 basis points by October 2, 2001. This aggressive easing caused yields on fixed rate paper to drop almost 40 basis points within three weeks, thus making them less attractive relative to yields on variable rate product. Accordingly, given the current flatness of the short-term tax-exempt yield curve and the amount of monetary and fiscal policy already implemented, we focused the majority of our purchases in securities maturing within eight months. The Federal Reserve Board eased monetary policy an additional 75 basis points by year end in an effort to aid the struggling US economy. We sought to maintain the Fund's slightly bullish position, although it was somewhat difficult because of the lack of state-specific issuance and significant cash inflows. As the Fund's fiscal year came to an end, US economic data began to reflect an economy that was headed for recovery. This was validated by the Federal Reserve Board changing its bias from that of weakness to neutral at the March 19, 2002 Federal Open Market Committee meeting. As the period ended, we continued to move to a more bearish position to take advantage of the anticipated spike in yields on variable rate product caused by outflows during tax season. More importantly, our strategy also served to lessen the risk to the Fund's net asset value because of the increasing interest rate environment.


In Conclusion
We thank you for your support of CMA Pennsylvania Municipal Money
Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Darrin J. SanFillippo)
Darrin J. SanFillippo
Vice President and Portfolio Manager



April 30, 2002



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002                                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Pennsylvania--                ABN AMRO Munitops Certificates Trust, VRDN (d):
95.9%               $  3,760     GO, Series 2001-18, 1.55% due 10/01/2009 (c)                                 $    3,760
                      19,879     Series 1999-16, 1.54% due 3/07/2007 (b)                                          19,879
                      12,000  Allegheny County, Pennsylvania, GO, Series C-51, 3.15% due 5/01/2002                12,000
                              Allegheny County, Pennsylvania, Hospital Development Authority
                              Revenue Bonds (Presbyterian University Hospital), ACES, VRDN (d):
                       3,865     Series B-1, 1.55% due 3/01/2018                                                   3,865
                         950     Series B-2, 1.55% due 3/01/2018                                                     950
                       4,350     Series B-3, 1.55% due 3/01/2018                                                   4,350
                      11,995  Allegheny County, Pennsylvania, IDA, Health and Housing Facilities
                              Revenue Refunding Bonds (Longwood at Oakmont Inc.), VRDN,
                              Senior Series B, 1.45% due 7/01/2027 (d)                                            11,995
                       3,325  Allegheny County, Pennsylvania, IDA, Revenue Bonds (The Bradley Center),
                              VRDN, Series A, 1.60% due 11/01/2014 (d)                                             3,325
                       9,205  Allegheny County, Pennsylvania, IDA, Revenue Refunding Bonds
                              (Commercial Development-Parkway Center Project), VRDN, Series A,
                              due 5/01/2009 (d)                                                                    9,205
                       3,900  Allegheny County, Pennsylvania, IDR (Residential Rental Development),
                              VRDN, AMT, Series A, 1.60% due 7/01/2026 (d)                                         3,900
                       2,000  Baldwin and Whitehall, Pennsylvania, School District, GO, TRAN,
                              3.25% due 6/28/2002                                                                  2,002
                      10,400  Beaver County, Pennsylvania, IDA, Environmental Improvement
                              Recreation Revenue Bonds (BASF Corporation Project), VRDN, AMT,
                              1.55% due 9/01/2032 (d)                                                             10,400
                       2,215  Beaver County, Pennsylvania, IDA, IDR (Standard Steel Specialty),
                              VRDN, 1.75% due 12/03/2007 (d)                                                       2,215
                              Beaver County, Pennsylvania, IDA, PCR, Refunding:
                       4,000     (Atlantic Richfield Project), VRDN, 1.45% due 12/01/2020 (d)                      4,000
                      12,500     (Duquesne Light Company), CP, Series E, 1.25% due 5/16/2002 (a)                  12,500
                       5,220  Bedford County, Pennsylvania, IDA, Revenue Bonds (Defiance Metal
                              Products), VRDN, 1.75% due 2/01/2011 (d)                                             5,220
                       1,375  Berks County, Pennsylvania, IDA, IDR (Valley Forge Flag Company, Inc.
                              Project), VRDN, AMT, Series A, 1.70% due 9/01/2006 (d)                               1,375
                       3,155  Berks County, Pennsylvania, IDA, Revenue Bonds (World Electronics Sales),
                              VRDN, AMT, 1.70% due 8/01/2016 (d)                                                   3,155
                       3,000  Bethel Park, Pennsylvania, School District, TRAN, 3% due 6/28/2002                   3,002
                       2,650  Bradford County, Pennsylvania, IDA, Revenue Bonds (State Aggregates Inc.
                              Project), VRDN, AMT, 1.70% due 2/01/2015 (d)                                         2,650
                       2,200  Bristol Township, Pennsylvania, GO, TRAN, 3.50% due 12/31/2002                       2,225
                              Bucks County, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                       4,600     (Bracalentes Manufacturing Company Inc. Project), 1.70% due 6/01/2016             4,600
                       4,500     (Harsco Corporation Project), 1.70% due 8/01/2011                                 4,500
                       3,475  Burrell, Pennsylvania, School District, TRAN, 3.30% due 6/28/2002                    3,478
                       1,455  Carbondale, Pennsylvania, IDA, IDR (JM Wells Company LP Project), VRDN,
                              AMT, 1.75% due 9/01/2015 (d)                                                         1,455



Portfolio Abbreviations for CMA Pennsylvania Municipal Money Fund

ACES SM    Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
CP         Commercial Paper
EDR        Economic Development Revenue Bonds
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
UPDATES    Unit Price Demand Adjustable Tax-Exempt
           Securities
VRDN       Variable Rate Demand Notes



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Pennsylvania        $  5,600  Chester County, Pennsylvania, IDA, Revenue Bonds (West Vincent
(continued)                   Association), VRDN, AMT, Series B, 1.70% due 12/01/2020 (d)                     $    5,600
                       1,410  Crawford County, Pennsylvania, IDA (Heatrix Inc. Project), VRDN,
                              AMT, Series A, 1.75% due 11/01/2017 (d)                                              1,410
                      11,640  Dauphin County, Pennsylvania, General Authority, Revenue Refunding
                              Bonds (School District Pooled Financing Program II), VRDN, 1.55% due
                              9/01/2032 (a)(d)                                                                    11,640
                       3,770  Dauphin County, Pennsylvania, IDA, Revenue Bonds (Interconnection
                              System Project), VRDN, AMT, 1.60% due 1/01/2014 (d)                                  3,770
                       2,000  Delaware County, Pennsylvania, Authority Revenue Bonds (Widener
                              University Inc.), VRDN, 1.50% due 7/01/2014 (d)                                      2,000
                       2,375  Delaware County, Pennsylvania, IDA, IDR (Tura Machine Company Project),
                              VRDN, AMT, 1.75% due 3/01/2008 (d)                                                   2,375
                       9,500  Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), UPDATES, VRDN,
                              1.50% due 12/01/2009 (d)                                                             9,500
                      15,000  Delaware County, Pennsylvania, IDA, PCR, Refunding (Philadelphia Electric),
                              CP, Series A, 1.50% due 10/17/2002 (c)                                              15,000
                       4,300  Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803,
                              1.58% due 5/01/2008 (d)                                                              4,300
                       5,705  Eagle Tax-Exempt Trust, Pennsylvania, HFA, VRDN, Series 94C, Class 3801,
                              1.58% due 7/01/2025 (d)                                                              5,705
                       5,940  Eagle Tax-Exempt Trust, Pennsylvania, VRDN, Series 96C, Class 3801,
                              1.58% due 5/01/2014 (d)                                                              5,940
                      10,000  East Hempfield Township, Pennsylvania, IDA, Revenue Bonds (Mennonite
                              Home Project), VRDN, 1.55% due 6/01/2025 (d)                                        10,000
                       9,300  Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN,
                              Sub-Series A-9, 1.50% due 3/01/2024 (d)                                              9,300
                       2,390  Erie County, Pennsylvania, Industrial Development (Reed Manufacturing
                              Corp. Project), VRDN, AMT, 1.75% due 6/01/2006 (d)                                   2,390
                       3,205  Greene County, Pennsylvania, IDA, Revenue Bonds (Manufacturing
                              Facilities-Kyowa America), VRDN, AMT, Series D, 1.60% due 7/01/2014 (d)              3,205
                       5,580  Grove City, Pennsylvania, Area Hospital Authority, Health Care Facility
                              Revenue Bonds (John XXIII Home Project), VRDN, 1.60% due 2/01/2030 (d)               5,580
                      15,000  Harrisburg, Pennsylvania, Authority Revenue Bonds, VRDN, 1.53% due
                              3/01/2034 (d)                                                                       15,000
                       5,345  Indiana County, Pennsylvania, IDA, PCR, Refunding (Conemaugh Project),
                              VRDN, AMT, Series A, 1.60% due 6/01/2027 (d)                                         5,345
                              Jackson Township, Pennsylvania, IDA, Revenue Bonds, VRDN, AMT (d):
                       2,660     (I Auman Machine Company Inc. Project), 1.70% due 6/01/2008                       2,660
                       1,550     (Pennsylvania Precision Cast Parts), 1.70% due 4/01/2009                          1,550
                       6,790     (V&S Lebanon Galvanizing Project), 1.80% due 4/01/2021                            6,790
                       6,390  Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38,
                              1.58% due 9/15/2020 (d)                                                              6,390
                       1,400  Lackawanna County, Pennsylvania, IDA, IDR (Herff Jones Inc. Project),
                              VRDN, AMT, 1.75% due 6/01/2026 (d)                                                   1,400
                       3,410  Lancaster County, Pennsylvania, GO, VRDN, 1.55% due 5/01/2030 (c)(d)                 3,410
                       7,580  Lancaster County, Pennsylvania, Hospital Authority, Health Center Revenue
                              Refunding Bonds (Brethren Village), VRDN, 1.55% due 6/15/2020 (d)                    7,580
                       4,100  Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue
                              Bond Funds (Saint Luke's Hospital Project), VRDN, 1.45% due 7/01/2031 (d)            4,100
                       4,000  Mercer County, Pennsylvania, IDA, EDR (Solar Atmospheres of Western
                              Pennsylvania), VRDN, 1.55% due 10/01/2010 (d)                                        4,000
                       3,400  Monroe County, Pennsylvania, IDA, Revenue Refunding Bonds (UTD Steel
                              Enterprises Project), VRDN, AMT, Series A, 1.60% due 9/01/2013 (d)                   3,400



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Pennsylvania        $  5,000  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Philadelphia
(continued)                   Electric Project), CP, 1.30% due 5/09/2002                                      $    5,000
                       3,000  Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds
                              (Laneko Engineering), VRDN, AMT, Series A, 1.65% due 4/01/2007 (d)                   3,000
                       3,085  Moon, Pennsylvania, IDA, Commercial Development (One Thorn Run Center
                              Project), VRDN, Series A, 2.10% due 11/01/2015 (d)                                   3,085
                      18,160  Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN,
                              Series 2001-121, Class A, 1.53% due 12/22/2009 (c)(d)                               18,160
                       4,000  Northampton County, Pennsylvania, General Purpose Authority, University
                              Revenue Bonds (Lehigh University), VRDN, Series B, 1.375% due 12/01/2030 (d)         4,000
                              Northampton County, Pennsylvania, IDA, Revenue Bonds, VRDN (d):
                       4,035     (DG Properties Inc. Project), AMT, 1.70% due 7/01/2021                            4,035
                       2,550     (Follett Corporation Project), 1.70% due 5/01/2019                                2,550
                       1,815     (Nicos Polymers & Grinding), AMT, 1.70% due 2/01/2020                             1,815
                       3,800  Northumberland County, Pennsylvania, IDA, Revenue Bonds (Butter Krust
                              Baking Company Project), VRDN, AMT, 1.70% due 5/01/2011 (d)                          3,800
                              Pennsylvania Economic Development Financing Authority, Economic
                              Development Revenue Bonds, VRDN (d):
                       4,200     AMT, Series D-7, 1.60% due 8/01/2022                                              4,200
                       1,000     AMT, Series F-5, 1.60% due 12/01/2006                                             1,000
                       1,700     (Gutchess Hardwoods Inc. Project), Series B, 1.45% due 4/01/2005                  1,700
                       7,000  Pennsylvania Economic Development Financing Authority, Exempt
                              Facilities Revenue Bonds (Amtrak Project), VRDN, AMT, Series B, 1.45%
                              due 11/01/2041 (d)                                                                   7,000
                       2,885  Pennsylvania Economic Development Financing Authority Revenue Bonds
                              (Bentley Graphic Commission Inc.), VRDN, AMT, Series C-4, 1.70% due
                              4/01/2008 (d)                                                                        2,885
                              Pennsylvania Energy Development Authority Revenue Bonds, VRDN, AMT (d):
                       4,085     (B&W Ebensburg Project), 1.45% due 12/01/2011                                     4,085
                         900     (Piney Creek), Series C, 1.45% due 12/01/2011                                       900
                       1,000  Pennsylvania State, GO, Second Series, 4.50% due 10/01/2002                          1,013
                       5,000  Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, AMT, Series A, 1.65% due 1/01/2018 (a)(d)                       5,000
                              Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                              (Association of Independent Colleges and Universities), VRDN (d):
                       1,300     Series C-3, 2.10% due 11/01/2018                                                  1,300
                       4,500     Series F-3, 3.10% due 5/01/2020                                                   4,500
                       4,000     Series H-1, 5% due 5/01/2021                                                      4,034
                       4,350     Series I-3, 3% due 11/01/2031                                                     4,387
                              Pennsylvania State Higher Educational Facilities Authority, Revenue
                              Refunding Bonds, VRDN (d):
                       4,000     (Association of Independent Colleges and Universities), Series I-1,
                                 3% due 11/01/2031                                                                 4,035
                       2,000     (Carnegie Mellon University), Series A, 1.50% due 11/01/2025                      2,000
                       1,900     (Carnegie Mellon University), Series B, 1.50% due 11/01/2027                      1,900
                       5,100  Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, VRDN,
                              Series Q, 1.50% due 6/01/2027 (d)                                                    5,100
                       3,900  Pennsylvania State University Revenue, VRDN, Series A, 1.45%
                              due 4/01/2031 (d)                                                                    3,900
                       1,900  Philadelphia, Pennsylvania, Authority for IDR, Refunding (Institute
                              for Cancer Research), VRDN, Series A, 1.50% due 7/01/2013 (d)                        1,900
                              Philadelphia, Pennsylvania, Authority for IDR, VRDN (d):
                      13,650     (Fox Chase Cancer Center Project), 1.50% due 7/01/2025                           13,650
                       7,500     (Girard Estate Facilities Leasing), 1.55% due 11/01/2031                          7,500
                       2,455     (Lannett Company Inc. Project), 1.70% due 5/01/2014                               2,455



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONCLUDED)                                                  (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Pennsylvania        $  7,000  Philadelphia, Pennsylvania, GO, TRAN, 4% due 6/28/2002                          $    7,023
(concluded)              700  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                              Authority, Hospital Revenue Bonds (Children's Hospital of Philadelphia
                              Project), VRDN, Series A, 1.50% due 3/01/2027 (d)                                      700
                      30,700  Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                              Refunding Bonds (Northeastern Power Company), VRDN, AMT, Series B,
                              1.55% due 12/01/2022 (d)                                                            30,700
                       3,500  Scranton-Lackawanna, Pennsylvania, Health and Welfare Authority, Revenue
                              Refunding Bonds, MERLOTS, Series A-18, 1.60% due 3/01/2015 (a)(d)                    3,500
                       4,700  Somerset County, Pennsylvania, IDA, Revenue Bonds (Welding & Steel
                              Project), VRDN, AMT, 1.75% due 3/01/2015 (d)                                         4,700
                       9,000  South-Central Pennsylvania, General Authority Revenue Bonds, VRDN,
                              Series A, 1.55% due 6/01/2031 (a)(d)                                                 9,000
                       4,000  Temple University of the Commonwealth of Pennsylvania, System of
                              Higher Education Revenue Bonds (University Funding Obligations),
                              4% due 5/08/2002                                                                     4,004
                       7,000  Union County, Pennsylvania, Hospital Authority, Hospital Revenue
                              Refunding Bonds (Evangelical Community Hospital), VRDN, 1.95% due
                              2/01/2021 (d)                                                                        7,000
                              University of Pittsburgh, Pennsylvania, The Commonwealth System of
                              Higher Education, Revenue Refunding Bonds:
                       9,000     (Pittsburgh Asset Notes-Panthers), 4% due 4/04/2002                               9,001
                       4,600     (University Capital Project), VRDN, Series A, 1.30% due 9/15/2004 (d)             4,600
                      14,400     (University Capital Project), VRDN, Series A, 1.45% due 9/15/2029 (d)            14,400
                              Venango, Pennsylvania, IDA, Resource Recovery Revenue Bonds (Scrubgrass
                              Project), CP, AMT:
                      33,415     1.30% due 4/02/2002                                                              33,415
                      32,850     1.25% due 4/16/2002                                                              32,850
                       4,000     1.35% due 4/18/2002                                                               4,000
                       2,000  Washington County, Pennsylvania, IDA, IDR (Pennatronics Corporation
                              Project), VRDN, AMT, 1.75% due 11/01/2020 (d)                                        2,000
                       1,855  Westmoreland County, Pennsylvania, IDA, Revenue Bonds (Newcomer
                              Products), VRDN, AMT, 1.75% due 12/01/2006 (d)                                       1,855
                       1,650  York County, Pennsylvania, IDA, EDR (Fypon Limited Project), VRDN,
                              AMT, 1.90% due 4/01/2015 (d)                                                         1,650
                       3,050  York County, Pennsylvania, IDA, Revenue Bonds (495 Leasing Project),
                              VRDN, AMT, 1.70% due 6/01/2021 (d)                                                   3,050
                       4,250  York, Pennsylvania, TAN, 2.05% due 12/31/2002                                        4,256

Puerto Rico--                 Government Development Bank, Puerto Rico, CP:
4.0%                   7,500     1.15% due 4/29/2002                                                               7,500
                      17,500     1.20% due 4/29/2002                                                              17,500

                              Total Investments (Cost--$627,939*)--99.9%                                         627,939
                              Other Assets LessLiabilities--0.1%                                                     417
                                                                                                              ----------
                              Net Assets--100.0%                                                              $  628,356
                                                                                                              ==========

(a)AMBAC Insured.
(b)MBIA Insured.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2002
Assets:
Investments, at value (identified cost--$627,939,344)                                                    $   627,939,344
Cash                                                                                                             675,197
Interest receivable                                                                                            1,612,066
Prepaid registration fees and other assets                                                                        17,246
                                                                                                         ---------------
Total assets                                                                                                 630,243,853
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                 $     1,012,980
 Beneficial interest redeemed                                                                 457,526
 Investment adviser                                                                           235,300
 Distributor                                                                                  116,149          1,821,955
                                                                                      ---------------
Accrued expenses and other liabilities                                                                            66,127
                                                                                                         ---------------
Total liabilities                                                                                              1,888,082
                                                                                                         ---------------

Net Assets                                                                                               $   628,355,771
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                     $    62,846,197
Paid-in capital in excess of par                                                                             565,602,527
Accumulated realized capital losses--net                                                                        (92,953)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 628,461,969 shares of
beneficial interest outstanding                                                                          $   628,355,771
                                                                                                         ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2002
Investment Income:
Interest and amortization of premium and discount earned                                                 $    14,984,166

Expenses:
Investment advisory fees                                                              $     3,029,321
Distribution fees                                                                             779,251
Accounting services                                                                           130,154
Transfer agent fees                                                                           106,165
Professional fees                                                                              73,483
Custodian fees                                                                                 37,281
Registration fees                                                                              28,838
Printing and shareholder reports                                                               25,468
Pricing fees                                                                                   13,148
Trustees' fees and expenses                                                                     3,994
Other                                                                                          13,137
                                                                                      ---------------
Total expenses                                                                                                 4,240,240
                                                                                                         ---------------
Investment income--net                                                                                        10,743,926

Realized Loss on Investments--Net                                                                                  (715)
                                                                                                         ---------------

Net Increase in Net Assets Resulting from Operations                                                     $    10,743,211
                                                                                                         ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Year Ended
                                                                                                   March 31,
                                                                                             2002             2001
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                $    10,743,926    $    18,933,622
Realized loss on investments--net                                                               (715)           (33,951)
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                       10,743,211         18,899,671
                                                                                      ---------------    ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                    (10,743,926)       (18,933,622)
                                                                                      ---------------    ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        2,093,897,282      2,179,888,708
Value of shares issued to shareholders in reinvestment of dividends                        10,698,540         18,933,754
                                                                                      ---------------    ---------------
                                                                                        2,104,595,822      2,198,822,462
Cost of shares redeemed                                                               (2,077,642,096)    (2,136,562,493)
                                                                                      ---------------    ---------------
Net increase in net assets derived from beneficial interest transactions                   26,953,726         62,259,969
                                                                                      ---------------    ---------------

Net Assets:
Total increase in net assets                                                               26,953,011         62,226,018
Beginning of year                                                                         601,402,760        539,176,742
                                                                                      ---------------    ---------------
End of year                                                                           $   628,355,771    $   601,402,760
                                                                                      ===============    ===============

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information
provided in the financial statements.
                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                              2002       2001       2000        1999       1998
Per Share Operating Performance:
Net asset value, beginning of year                                 $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                                                   --------   --------   --------   --------    --------
Investment income--net                                                  .02        .03        .03        .03         .03
Realized loss on investments--net                                      --++       --++       --++       --++        --++
                                                                   --------   --------   --------   --------    --------
Total from investment operations                                        .02        .03        .03        .03         .03
                                                                   --------   --------   --------   --------    --------
Less dividends from investment income--net                            (.02)      (.03)      (.03)      (.03)       (.03)
                                                                   --------   --------   --------   --------    --------
Net asset value, end of year                                       $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                                                   ========   ========   ========   ========    ========

Total Investment Return                                               1.71%      3.47%      2.81%      2.77%       3.08%
                                                                   ========   ========   ========   ========    ========

Ratios to Average Net Assets:
Expenses                                                               .68%       .68%       .69%       .70%        .70%
                                                                   ========   ========   ========   ========    ========
Investment income--net                                                1.72%      3.42%      2.78%      2.71%       3.03%
                                                                   ========   ========   ========   ========    ========

Supplemental Data:
Net assets, end of year (in thousands)                             $628,356   $601,403   $539,177   $528,840    $443,012
                                                                   ========   ========   ========   ========    ========


++Amount is less than $.01 per share.

See Notes to Financial Statements.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Pennsylvania Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2002, the Fund reimbursed FAM $13,184 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares, redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2002 and March 31, 2001 was as follows:


                                      3/31/2002          3/31/2001
Distributions paid from:
   Tax-exempt income                 $10,743,926        $18,933,622
                                     -----------        -----------
Total distributions                  $10,743,926        $18,933,622
                                     ===========        ===========


As of March 31, 2002, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
At March 31, 2002, the Fund had a net capital loss carryforward of approximately $93,000, of which $11,000 expires in 2003, $22,000 expires in 2006, $4,000 expires in 2007, $21,000 expires in 2008,
$34,000 expires in 2009 and $1,000 expires in 2010. This amount will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $12,921 has been reclassified to paid-in capital in excess of par.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
CMA Pennsylvania Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian and brokers; where replies were not receivedfrom brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 3, 2002



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2002 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                        Position(s)   Length                                                   Complex       ships
                            Held     of Time                                                 Overseen by    Held by
Name, Address & Age      with Fund    Served   Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Interested Trustee

Terry K. Glenn*          President   1999 to   Chairman, Americas Region since 2001, and       127 Funds      None
800 Scudders Mill Road   and         present   Executive Vice President since 1983 of          184 Portfolios
Plainsboro, NJ 08536     Trustee               Fund Asset Management, L.P. ("FAM") and
Age: 61                                        Merrill Lynch Investment Managers, L.P.
                                               ("MLIM"); President of Merrill Lynch
                                               Mutual Funds since 1999; President of FAM
                                               Distributors, Inc. ("FAMD") since 1986 and
                                               Director thereof since 1991; Executive Vice
                                               President and Director of Princeton Services,
                                               Inc. ("Princeton Services") since 1993;
                                               President of Princeton Administrators, L.P.
                                               since 1988; Director of Financial Data
                                               Services, Inc. since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Trustee's term is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.



                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                        Position(s)   Length                                                   Complex       ships
                            Held     of Time                                                 Overseen by    Held by
Name, Address & Age      with Fund   Served*   Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Independent Trustees

Ronald W. Forbes         Trustee     1977 to   Professor Emeritus of Finance, School of        46 Funds       None
1400 Washington Avenue               present   Business, State University of New York at       55 Portfolios
Albany, NY 12222                               Albany since 2000; and Professor thereof
Age: 61                                        from 1989 to 2000.


Cynthia A. Montgomery    Trustee     1995 to   Professor, Harvard Business School since 1989.  46 Funds       Unum-
Harvard Business School              present                                                   55 Portfolios  Provident
Soldiers Field Road                                                                                           Corporation
Boston, MA 02163                                                                                              and Newell
Age: 49                                                                                                       Rubbermaid
                                                                                                              Inc.



CMA PENNSYLVANIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                        Position(s)   Length                                                   Complex       ships
                            Held     of Time                                                 Overseen by    Held by
Name, Address & Age      with Fund   Served*   Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Independent Trustees (concluded)

Charles C. Reilly        Trustee     1990 to   Self-employed financial consultant              46 Funds       None
9 Hampton Harbor Road                present   since 1990.                                     55 Portfolios
Hampton Bays, NY 11946
Age: 70


Kevin A. Ryan            Trustee     1992 to   Founder and currently Director Emeritus         46 Funds       Charter
127 Commonwealth Avenue              present   of The Boston University Center for the         55 Portfolios  Education
Chestnut Hill, MA 02467                        Advancement of Ethics and Character and                        Partnership
Age: 69                                        Director thereof from 1989 to 1999;                            and the
                                               Professor from 1982 to 1999 at Boston                          Council for
                                               University.                                                    Ethical and
                                                                                                              Spiritual
                                                                                                              Education.


Roscoe S. Suddarth       Trustee     2000 to   Former President, Middle East Institute         46 Funds       None
7403 MacKenzie Court                 present   from 1995 to 2001.                              55 Portfolios
Bethesda, MD 20817
Age: 66


Richard R. West          Trustee     1978 to   Professor of Finance since 1984, and            46 Funds       Bowne & Co.,
Box 604                              present   currently Dean Emeritus of New York             55 Portfolios  Inc.; Vornado
Genoa, NV 89411                                University, Leonard N. Stern School of                         Realty Trust;
Age: 64                                        Business Administration.                                       and
                                                                                                              Alexander's
                                                                                                              Inc.


Edward D. Zinbarg        Trustee     1994 to   Self-employed financial consultant              46 Funds       None
5 Hardwell Road                      present   since 1994.                                     55 Portfolios
Short Hills, NJ 07078
Age: 67


*The Trustee's term is unlimited.


CMA PENNSYLVANIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                        Position(s)   Length
                            Held     of Time
Name, Address & Age      with Fund   Served*   Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke          Vice        1993 to   First Vice President of FAM and MLIM since 1997 and the Treasurer
P.O. Box 9011            President   present   thereof since 1999; Senior Vice President and Treasurer of Princeton
Princeton,               and         and 1999  Services since 1999; Vice President of FAMD since 1999; Vice President
NJ 08543-9011            Treasurer   to        of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since
Age: 41                              present   1990.


Kenneth A. Jacob         Senior      1989 to   First Vice President of the Adviser and MLIM since 1984.
P.O. Box 9011            Vice        present
Princeton,               President
NJ 08543-9011
Age: 50


John M. Loffredo         Senior      2001 to   First Vice President of MLIM since 1997; Vice President of MLIM from
P.O. Box 9011            Vice        present   1991 to 1997.
Princeton,               President
NJ 08543-9011
Age: 38


Darrin J. SanFillippo    Vice        1996 to   Vice President of MLIM since 1998; Assistant Vice President of MLIM
P.O. Box 9011            President   present   from 1994 to 1998.
Princeton,               and
NJ 08543-9011            Portfolio
Age: 36                  Manager


Phillip S. Gillespie     Secretary   2001 to   First Vice President of MLIM since 2001; Director of MLIM from 1999
P.O. Box 9011                        present   to 2000; Vice President of MLIM in 1999; Attorney associated with the
Princeton, NJ 08543-9011                       Manager and FAM from 1998 to 1999; Assistant General Counsel LGT Asset
Age: 38                                        Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the
                                               Division of Investment Management and the Office of General Counsel at
                                               the U.S. Securities and Exchange Commission from 1993 to 1997.


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210++


++For inquiries regarding your CMA account, call (800) CMA-INFO or [(800) 262-4636].



Vincent R. Giordano, Senior Vice President of CMA Pennsylvania
Municipal Money Fund, has recently retired. The Fund's Board of
Trustees wishes Mr. Giordano well in his retirement.